Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	COMMUNICATION SERVICES — 4.7%
126	Alphabet, Inc. - Class A*	$205,321
1,299	IAC/InterActiveCorp*	172,754
319	Netflix, Inc.*	168,930
		547,005
	CONSUMER DISCRETIONARY — 10.7%
131	Amazon.com, Inc.*	452,076
1,763	Five Below, Inc.*	192,960
4,624	Gentex Corp.	125,079
2,548	Grand Canyon Education, Inc.*	239,614
2,911	Starbucks Corp.	245,892
		1,255,621
	HEALTH CARE — 20.8%
1,073	Amedisys, Inc.*	259,559
467	Chemed Corp.	241,490
1,364	Danaher Corp.	281,625
564	IDEXX Laboratories, Inc.*	220,558
1,249	Neogen Corp.*	95,174
3,018	Roche Holding A.G. - ADR[1]	131,887
1,182	Teladoc Health, Inc.*	254,945
685	UnitedHealth Group, Inc.	214,097
1,411	Veeva Systems, Inc. - Class A*	398,283
1,210	West Pharmaceutical Services, Inc.	343,591
		2,441,209
	INDUSTRIALS — 23.6%
1,554	A.O. Smith Corp.	76,099
604	CoStar Group, Inc.*	512,555
6,259	Fastenal Co.	305,815
6,628	Healthcare Services Group, Inc.	137,862
2,780	HEICO Corp.	305,578
2,965	IHS Markit Ltd.[1]	236,963
1,746	Proto Labs, Inc.*	256,662
5,747	Ritchie Bros Auctioneers, Inc.[1]	335,912
5,381	Rollins, Inc.	296,708
1,615	Verisk Analytics, Inc. - Class A	301,472
		2,765,626
	INFORMATION TECHNOLOGY — 35.1%
1,780	2U, Inc.*	73,674
1,908	Analog Devices, Inc.	223,007
936	ANSYS, Inc.*	317,313
2,638	Blackline, Inc.*	230,482
2,196	Fiserv, Inc.*	218,678

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,048	Globant S.A.*,1	$363,684
1,204	Guidewire Software, Inc.*	135,221
2,646	Microsoft Corp.	596,752
3,713	National Instruments Corp.	133,260
439	NVIDIA Corp.	234,856
1,009	Paycom Software, Inc.*	302,155
4,155	Pluralsight, Inc. - Class A*	79,527
1,626	salesforce.com, Inc.*	443,329
464	ServiceNow, Inc.*	223,657
1,028	Tyler Technologies, Inc.*	354,979
902	Visa, Inc. - Class A	191,215
		4,121,789
	MATERIALS — 3.5%
1,394	Ecolab, Inc.	274,730
531	Linde PLC[1]	132,612
		407,342
	TOTAL COMMON STOCKS
	(Cost $8,072,557)	11,538,592
	SHORT-TERM INVESTMENTS — 2.8%
329,310	Fidelity Institutional Treasury Fund, 0.01%[2]	329,310
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $329,310)	329,310
	TOTAL INVESTMENTS — 101.2%
	(Cost $8,401,867)	11,867,902
	Liabilities Less Other Assets — (1.2)%	(146,371)
	NET ASSETS — 100.0%	$11,721,531

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.